Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2022
Significant Accounting Policies
Schedule of useful lives of property, plant and equipment

Depreciation is calculated on straight line basis using the rates arrived at based on the estimated useful lives of the assets as follows:

Computer and peripherals	3 years
Furniture and fixtures	5 years
Office equipment	5 years
Vehicles	Term of loan/lease or useful life (5 - 7 years as applicable) whichever is shorter.

Schedule of useful lives of intangible assets

Intangible assets are amortized as below:

Agent / Supplier relationships	2.5 - 10 years
Non-compete agreements	3.5 - 6.5 years
Trademarks	10 - 20 years
Intellectual property rights	3 years
Computer software and websites	3 to 10 years or license period, whichever is shorter
Customer relationships	4 to 15 years

During the year ended March 31, 2021, the Company has re-estimated the useful life of the following intangible assets and accounted for the impact of such change on prospective basis:-

Customer relationships	4-10 years
Trademarks	10 years